Note 3 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Depreciation, Total	$ 8	$ 7	$ 20	$ 13